Investment in Affiliates (Details Narrative) $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 18, 2015	Apr. 21, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 3,165	$ 44,623
Navios Europe || [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	47.50%
Navios Holdings' voting interest in Navios Acquisition	50.00%
Number of vessels acquired					14
Payments to Acquire Property, Plant, and Equipment					$ 145,550
Equity Method Investment, Other than Temporary Impairment				$ 13,900
Navios Europe || [Member] | Senior Loan II [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Lines of Credit					131,550
Navios Europe || [Member] | Junior Loan || [Member]
Schedule of Equity Method Investments [Line Items]
Debt Instrument, Face Amount					182,150
Long-term Debt, Fair Value					99,147
Debt Instrument, Decrease, Forgiveness		$ 5,000
Navios Europe || [Member] | Navios Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	47.50%
Navios Holdings' voting interest in Navios Acquisition	50.00%
Navios Europe || [Member] | Navios Maritime Partners L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	5.00%
Navios Holdings' voting interest in Navios Acquisition	0.00%
Navios Europe || [Member] | Navios Maritime Holdings Inc. And Navios Maritime Acquisition CORP. And Navios Maritime Partners L.P. [Member] | Navios Revolving Loans || [Member]
Schedule of Equity Method Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					57,500
Navios Europe || [Member] | Navios Maritime Holdings Inc. And Navios Maritime Acquisition CORP. And Navios Maritime Partners L.P. [Member] | Navios Term Loans || [Member]
Schedule of Equity Method Investments [Line Items]
Loans and Leases Receivable, Related Parties					$ 14,000